Award Timing Disclosure	12 Months Ended
Jul. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves and grants equity awards at approximately the same time every three years. Outside of the three-year grant cycle, we may make restricted stock awards in connection with a new hire or retention grant. All awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at or above the closing market price of the Company's common stock on the date of grant. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

Award Timing Method	The Compensation Committee approves and grants equity awards at approximately the same time every three years. Outside of the three-year grant cycle, we may make restricted stock awards in connection with a new hire or retention grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.
MNPI Disclosure Timed for Compensation Value	false